FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	R$ 19,546,276	R$ 15,578,870
Total current financial assets	21,078,889	16,773,361
Total current financial assets at fair value through profit or loss	1,532,613	1,194,491
Total non-current financial assets at amortised cost	2,976,607	2,581,910
Total non-current financial assets	3,055,344	2,676,610
Total non-current financial assets at fair value through profit or loss	78,737	94,700
Total financial assets at fair value through profit or loss	1,611,350	1,289,191
Total financial assets at amortised cost	22,522,883	18,160,780
Total financial assets	24,134,233	19,449,971
[custom:FairValueThroughOtherComprehensiveIncome-0]	672,280
Financial liabilities at fair value through profit or loss	324,215	486,407
Financial liabilities at amortised cost	58,342,488	55,175,650
Financial liabilities	59,338,983	55,662,057
Dividends And Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	185,178	77,377
Total current financial assets	185,178	77,377
Cash And Cash Equivalant [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	16,046,218	11,991,356
Total current financial assets	16,046,218	11,991,356
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	39,800	271,590
Total current financial assets	1,533,004	1,184,895
Total current financial assets at fair value through profit or loss	1,493,204	1,456,485
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	3,269,764	3,233,164
Total current financial assets	3,269,764	3,233,164
Derivatives [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	32,211
Total current financial assets at fair value through profit or loss	32,211
Current financial liabilities at fair value through profit or loss	263,747	416,935
Non-current financial liabilities at fair value through profit or loss	60,468	69,472
Trading securities [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	7,198	9,596
Total current financial assets at fair value through profit or loss	7,198	9,596
Related parties [member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	5,316	5,383
Total current financial assets	5,316	5,383
Total non-current financial assets at amortised cost	1,659,412	1,384,773
Total non-current financial assets	1,659,412	1,384,773
Investment property [member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	251,299	156,185
Total non-current financial assets	251,299	156,185
Total non-current financial assets at fair value through profit or loss	78,737	94,700
Other Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	10,406	8,059
Total non-current financial assets	10,406	8,059
Eletrobras Compulsory Loan [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	62,913	58,030
Total non-current financial assets	62,913	58,030
Receivables By Indemnity [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	992,577	974,863
Total non-current financial assets	992,577	974,863
Investment Property 1 [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	78,737	94,700
Total non-current financial assets at fair value through profit or loss	78,737	94,700
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at amortised cost	7,701,796	5,269,952
Current financial liabilities	7,701,796	5,269,952
Non-current financial liabilities at amortised cost	37,772,116	36,170,996
Non-current financial liabilities	37,772,116	36,170,996
Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at amortised cost	137,638	177,010
Current financial liabilities	137,638	177,010
Non-current financial liabilities at amortised cost	596,123	516,836
Non-current financial liabilities	596,123	516,836
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at amortised cost	7,739,520	6,596,915
Current financial liabilities	7,739,520	6,596,915
Non-current financial liabilities at amortised cost	31,060	46,269
Non-current financial liabilities	31,060	46,269
Trade Payables Drawee Risk [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at amortised cost	4,209,434	5,709,069
Current financial liabilities	4,209,434	5,709,069
Dividends And Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at amortised cost	80,624	611,307
Current financial liabilities	80,624	611,307
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	936,027	416,935
[custom:FairValueThroughOtherComprehensiveIncomeLiabilitiesCurrent-0]	672,280
Current financial liabilities at fair value through profit or loss	263,747	416,935
Non-current financial liabilities	60,468	69,472
Non-current financial liabilities at fair value through profit or loss	60,468	69,472
Liabilities Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at amortised cost	19,869,012	18,364,253
Current financial liabilities	20,805,039	18,781,188
[custom:FairValueThroughOtherComprehensiveIncomeLiabilitiesCurrent-0]	672,280
Current financial liabilities at fair value through profit or loss	263,747	416,935
Concessions Payable [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities at amortised cost	74,177	77,296
Non-current financial liabilities	74,177	77,296
Liabilities Non Current [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities at amortised cost	38,473,476	36,811,397
Non-current financial liabilities	38,533,944	36,880,869
Non-current financial liabilities at fair value through profit or loss	R$ 60,468	R$ 69,472